Nationwide Life Insurance Company:
• Nationwide Variable Account - II
• Nationwide Variable Account – 9
• Nationwide Variable Account - 10
• Nationwide Variable Account - 14
• Nationwide VLI Separate Account – 2
• Nationwide VLI Separate Account - 4
• Nationwide VLI Separate Account - 7

Nationwide Life and Annuity Insurance Company:
• Nationwide VL Separate Account - C
• Nationwide VL Separate Account – D
• Nationwide VA Separate Account – B

Nationwide Life Insurance Company of America: • Nationwide Provident VLI Separate Account 1 Nationwide Life and Annuity Insurance Company of America: • Nationwide Provident VLI Separate Account A

Prospectus supplement dated December 31, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective December 31, 2008, this investment option changed its name as indicated below.

OLD NAME	NEW NAME
Nationwide Variable Insurance Trust – Van Kampen NVIT Multi Sector Bond Fund - Class I	Nationwide Variable Insurance Trust – NVIT Multi Sector Bond Fund - Class I